                       Securities Act File No. 33-79858
               Investment Company Act of 1940 File No. 811-8544

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

     POST-EFFECTIVE AMENDMENT NO. 27                             /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

     AMENDMENT NO. 28                                           /X/

                                UAM FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)

                          c/o UAM Fund Services, Inc.
                         211 Congress St., 4/th/ Floor
                          Boston, Massachusetts 02110
                 Registrant's Telephone Number (617) 542-5440
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                          Michael E. DeFao, Secretary
                            UAM Fund Services, Inc.
                              211 Congress Street
                          Boston, Massachusetts 02110
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:
                            Audrey C. Talley, Esq.
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA  19107-3469


     IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

               [ ]  Immediately upon filing pursuant to Paragraph (b)
               [ ]  on (date) pursuant to Paragraph (b)
               [X]  60 days after filing pursuant to paragraph (a) (1)
               [ ]  on (date) pursuant to paragraph (a) (1)
               [ ]  75 days after filing pursuant to Paragraph (a) (2)
               [ ]  on (date) pursuant to Paragraph (a) (2) of Rule 485

     IF APPROPRIATE, CHECK THE FOLLOWING BOX:

               [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A
                                UAM FUNDS TRUST

The following Prospectuses are included in this Post-Effective Amendment No. 27:

 .    Heitman Real Estate Portfolio Institutional Class Shares
 .    Heitman Real Estate Portfolio Advisor Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 25 filed on November 17, 1998:

 .    Dwight Capital Preservation Portfolio Institutional Class Shares
 .    Dwight Capital Preservation Portfolio Institutional Service Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 24 filed July 10, 1998:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares
 .    BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares
 .    Chicago Asset Management Value/Contrarian Portfolio Institutional Class
     Shares
 .    FPA Crescent Portfolio Institutional Class Share
 .    FPA Crescent Portfolio Institutional Service Class Shares
 .    Hanson Equity Portfolio Institutional Class Shares
 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The following Prospectuses are contained in Post-Effective Amendment No. 23 filed July 2, 1998:

 .    Clipper Focus Portfolio Institutional Class Shares
 .    Clipper Focus Portfolio Institutional Service Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

 .    PR Mid Cap Growth Portfolio Institutional Class Shares

The following Prospectus is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

 .    Cambiar Opportunity Portfolio Institutional Class Shares

                                             UAM Funds
                                             Funds for the Informed Investor(SM)



HEITMAN REAL ESTATE PORTFOLIO

Institutional Class Prospectus                                April __, 1999




                                                                       UAM

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                  TABLE OF CONTENTS

Portfolio Summary...........................................................  1

   What is the Objective of the Portfolio?..................................  1
   What are the Principal Investment Strategies of the Portfolio?...........  1
   What Are The Principal Risks Of The Portfolio?...........................  1
   How has the Portfolio Performed?.........................................  2
   What are the Portfolio's Fees and Expenses?..............................  3

Investing With The UAM Funds................................................  4

   Buying Shares............................................................  4
   Redeeming Shares.........................................................  5
   Exchanging Shares........................................................  5
   Transaction Policies.....................................................  5

Account Policies............................................................  8

   Small Accounts...........................................................  8
   Distributions............................................................  8
   Federal Taxes............................................................  8

Fund Details................................................................ 10

   Principal Investments and Risks of the Portfolio......................... 10
   Other Investment Practices and Strategies................................ 11
   Year 2000................................................................ 12
   Investment Management.................................................... 13
   Shareholder Servicing Arrangements....................................... 14

Financial Highlights........................................................ 15

Portfolio Codes............................................................. 16

Portfolio Summary

WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     Heitman Real Estate Portfolio seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. Heitman Real Estate Portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment objective without shareholder approval.


WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The following is a brief description of the principal investment strategies of Heitman Real Estate Portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

     The portfolio invests primarily in securities of companies engaged in the real estate business. The investment adviser selects each investment based up its determination that the anticipated total return of the investment, considering both income and potential for capital appreciation, is high relative to the risk assumed.


WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
--------------------------------------------------------------------------------
     The following is a summary of the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."


Risks Common to All Mutual Funds

     At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in any mutual fund because:

     . The value of the securities it owns changes, sometimes rapidly and unpredictably.

     . The mutual fund is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

     . Unforeseen occurrences in the securities markets negatively affect the mutual fund.


Heitman Real Estate Portfolio

     Since the portfolio concentrates its investments in the real estate industry, developments in this industry will greatly affect the value of its shares. Therefore, the portfolio may experience greater price changes than a mutual fund that has securities representing a broader range of industries. The real estate industry is particularly sensitive to:

     .    Economic factors, such as interest rate changes or market recessions.

     . Over-building in one particular area, changes in zoning laws, or changes in neighborhood values.

     .    Increases in property taxes.

     .    Casualty and condemnation losses.

     .    Regulatory limitations on rents.

     Since the portfolio invests mainly in equity securities, its principal risks are those of investing in equity securities, which may include sudden, unpredictable drops in value or long periods of decline in value. Equity securities may lose value because of factors affecting the securities markets generally, an entire industry or a particular company.

HOW HAS THE PORTFOLIO PERFORMED?
--------------------------------------------------------------------------------
     The bar chart and table below illustrate how the performance of the portfolio has varied from year to year. The following bar chart shows the investment returns of the portfolio for each calendar year since its first full calendar year. The table following the bar chart compares the portfolio's average annual returns for the periods indicated to those of a broad-based securities market index. Past performance does not guarantee future results.






     ___________________________________________________________________________
        1990     1991     1992     1993     1994    1995    1996    1997    1998


     Highest quarter: ____% (_____).

     Lowest quarter: -____% (_________)


     Average annual return for periods ended
     12/31/98                                        1 Year    5 Year   10 Years
     ---------------------------------------------------------------------------
     Heitman Real Estate Portfolio
     ---------------------------------------------------------------------------
     Wilshire Real Estate Securities Index
     ---------------------------------------------------------------------------
     S&P 500 Index
     ---------------------------------------------------------------------------

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
--------------------------------------------------------------------------------

Annual Fund Operating Expenses (Expenses That Are Deducted From the Assets of the Portfolio)

     This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

     ===========================================================================
     Management fees
     ---------------------------------------------------------------------------
     Other expenses
     ---------------------------------------------------------------------------
     Total expenses
     ===========================================================================

Example

     This example can help you to compare the cost of investing in this portfolio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     ===========================================================================
     1 Year
     ---------------------------------------------------------------------------
     3 Years
     ---------------------------------------------------------------------------
     5 Years
     ---------------------------------------------------------------------------
     10 Years

Investing with the UAM Funds

BUYING SHARES
--------------------------------------------------------------------------------
                      To open an account             To buy more shares
     ---------------------------------------------------------------------------
     By Mail          Send a check or money          Send a check and, if
                      order and your account         possible, the "Invest by
                      application to the UAM         Mail "stub that accompanied
                      Funds.  Make checks            your statement to the UAM
                      payable to "UAM Funds"         Funds.  Be sure your check
                      (the UAM Funds will not        identifies clearly your
                      accept third-party checks).    name, account number and
                                                     the portfolio into which
                                                     you want to invest.
     ---------------------------------------------------------------------------
     By Wire          Call the UAM Funds for an      Call the UAM Funds to get a
                      account number and wire        control number and wire
                      control number and then        your money to the UAM
                      send your completed account    Funds.
                      application to the UAM Funds.

                                             Wiring Instructions
                                            United Missouri Bank
                                               ABA # 101000695
                                                  UAM Funds
                                           DDA Acct. # 9870964163
                                     Ref: portfolio name/account number/
                                      account name/wire control number
     ---------------------------------------------------------------------------
     By Automatic     Not Available                  To set up a plan, mail a
     Investment Plan                                 completed application to
     (Via ACH)                                       the UAM Funds. To cancel
                                                     or change a plan, write to
                                                     the UAM Funds. Allow up to
                                                     15 days to create the plan
                                                     and 3 days to cancel or
                                                     change it.
     ---------------------------------------------------------------------------
     Minimum          $2,500 - regular account       $100
     Investments      $500 - IRAs
                      $250 - spousal IRAs

                                          UAM Funds
                                        PO Box 419081
                                  Kansas City, MO 64141-6081
                            (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
--------------------------------------------------------------------------------
     By Mail          Send a letter signed by all registered parties on the
                      account to UAM Funds specifying the portfolio, the account number and the dollar amount or number of shares you wish
                      to redeem. Certain shareholders may have to include
                      additional documents.
     ---------------------------------------------------------------------------
     By               You must first establish the telephone redemption
     Telephone        privilege (and, if desired, the wire redemption privilege)
                      by completing the appropriate sections of the account application.

                      Call 1-877-UAM-Link to redeem your shares. Based on your instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.
     ---------------------------------------------------------------------------

     By               If your account balance is at least $10,000, you may
     Systematic       transfer as little as $100 per month from your UAM account
     Withdrawal       to your financial institution.
     Plan (Via
     ACH)             To participate in this service, you must complete the
                      appropriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
--------------------------------------------------------------------------------

     At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, read the prospectus of the UAM Fund for which you want to exchange, which you may obtain from the UAM Funds. You may not exchange shares represented by certificates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).


TRANSACTION POLICIES
--------------------------------------------------------------------------------

Calculating Your Share Price

     You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives your order. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

     Buying or Selling Shares Through a Financial Intermediary

     You may buy, exchange or redeem shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

     Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.


Calculating NAV

     The UAM Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds value their investments with readily available market quotations at market value. Investments that do not have readily available market quotations are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.


In-Kind Transactions

     Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a portfolio with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.


Payment of Redemption Proceeds

     The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days. You may avoid these delays by paying for shares with a certified check, bank check or money order.


Signature Guarantee

     You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that registered on the account, or (2) you request a transfer of your shares.

     You may obtain a signature guarantee from most banks, savings institutions, securities dealers, national securities exchanges, registered securities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.


Telephone Transactions

     The UAM Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.


Rights Reserved by the UAM Funds


     Purchases

     At any time and without notice, the UAM Funds may:

     .    Stop offering shares of a portfolio.

     .    Reject any purchase order.

     . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its expenses.)


     Redemptions

     The UAM Funds may suspend your right to redeem if:

     . An emergency exists and a portfolio cannot dispose of its investments or fairly determine their value.

     .    Trading on the NYSE is restricted.

     .    The SEC tells the UAM Funds to delay redemptions.

     At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail.


     Exchanges

     The UAM Funds may:

     . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

     .    Reject any request for an exchange.

     . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

Account Policies

SMALL ACCOUNTS
--------------------------------------------------------------------------------

     The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment, but not because of a drop in the value of your shares caused by market fluctuations. This provision does not apply to retirement accounts and certain other accounts.


DISTRIBUTIONS
--------------------------------------------------------------------------------

     Normally, the portfolio distributes its net investment income quarterly. In addition, it distributes any net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.


FEDERAL TAXES
--------------------------------------------------------------------------------

     The following is a summary of the federal income tax consequences of investing in the UAM Funds. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.


Taxes on Distributions

     The distributions of the portfolio will generally be taxable to shareholders as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend"and should be avoided.


Taxes on Exchanges and Redemptions

     When you redeem or exchange shares in any portfolio, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

     The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable at some time in the future.


Backup Withholding

     By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Fund Details

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
--------------------------------------------------------------------------------

     The following is a brief description of the principal investment strategies Heitman Real Estate Portfolio may employ in seeking its objectives. This discussion is in addition to the discussion set forth in the "PORTFOLIO SUMMARY." For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its current annual-semiannual report. The portfolio may change these strategies without shareholder approval.

     The portfolio invests primarily in common stocks of public companies principally engaged in the real estate industry. The adviser considers a company "principally engaged" in the real estate industry if it derives at least 50% of the fair market value of its assets, or at least 50% of its gross income or net profits, from the ownership, construction, management, financing or sale of real estate. Normally, the portfolio invests at least 65% of its total assets in these types of securities.

     The portfolio may invest up to 35% of its total assets in equity securities of companies not principally engaged in the real estate business, but will be engaged in businesses related to real estate, such as the manufacturing and distribution of building supplies, financial institutions which make or service mortgages, and companies whose real estate assets are substantial relative to the companies' stock market valuations, such as retailers, railroads and paper and forest products companies.


Real Estate Investment Trusts

     The portfolio may invest in equity, mortgage and hybrid real estate investment trusts (REITs). A REIT is a separately managed trust that makes investments in a various real estate businesses. For example, an equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs. REITs may invest in real estate such as shopping centers, office buildings, apartment complexes, hotels and casinos. For more information concerning risks associated with investing in real estate, please read the "PORTFOLIO SUMMARY"

     The adviser anticipates that under normal circumstances approximately 60% to 90% of the portfolio's assets may be invested in REITs which, according to the National Association of Real Estate Investment Trusts, have grown over five-fold since 1991. The portfolio's investment in REITs may expose the portfolio to similar risks associated with direct investment in real estate.

     REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. The portfolio anticipates that approximately 10% to 15% of the REITs held by the portfolio will have operating histories of less than three years.


Equity Securities

     Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

     Equity securities may lose value because of factors affecting the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor performance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to that company, such as decisions made by its management.


OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------
     As described below, the portfolio may invest in short-term securities and may deviate from its investment strategy from time to time. In addition, the portfolios may employ investment practices that are not described in this prospectus, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning the risks associated with these investment practices, you should read the SAI.


 Short-Term Investing

     At times, the adviser may decide to suspend the normal investment activities of a portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a defensive position to reduce changes in the value of a portfolio's shares that may result from adverse market, economic, political or other developments.

     When the adviser pursues a defensive strategy, a portfolio may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent a portfolio from achieving its stated objectives.

YEAR 2000
--------------------------------------------------------------------------------
     Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Consequently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organizations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

     The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date. They are also requesting information on each service provider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could adversely affect your investment in the UAM Funds.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

Investment Adviser

     Heitman/PRA Securities Advisors LLC, a Delaware limited liability company located at 180 LaSalle Street, Suite 3600, Chicago, Illinios, 60601, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser is a wholly owned subsidiary of Heitman Financial LLC., an affiliate of United Asset Management Corporation. The adviser provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals.

     During the fiscal year ended December 31, 1998, the portfolio paid the adviser 0.__% of its average net assets in management fees.

Portfolio Managers

     A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment professionals of the adviser that comprise the team and a description of their business experience during the past five years.

     Name & Title             Experience
     ---------------------------------------------------------------------------
     Dean A. Sotter           Mr. Sotter is President of the adviser with
     President                overall responsibility for portfolio management
                              and marketing. Prior to joining the adviser, Mr.
                              Sotter was a Partner of PRA Securities Advisors,
                              L.P. He was a Portfolio Manager and Vice President
                              of JMB Institutional Realty Corporation from 1985-
                              1992, where his responsibilities included property
                              level analysis, budgeting and valuation as well as
                              financial reporting and client communications.
     ---------------------------------------------------------------------------
     Timothy J. Pire          Mr. Pire is Vice President of the adviser with
                              responsibility for portfolio management, research,
                              and analysis of publicly traded real estate
                              securities and implementation of the investment
                              strategy through portfolio management. Prior to
                              joining the adviser, Mr. Pire served as a Research
                              Analyst with PRA Securities Advisors, L.P., and he
                              was an Associate Appraiser with Lyon, Skelte &
                              Speirs in Seattle, Washington from 1990-1992 where
                              he was involved in valuation of commercial real
                              estate and writing full narrative appraisals
     ---------------------------------------------------------------------------
     Randall E. Newsome       Mr. Newsome is Vice President of the adviser with
                              responsibility for portfolio management, research, and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Mr. Newsome also oversees the adviser's trading positions.
                              Prior to joining the adviser, Mr. Newsome served as a Research Analyst with PRA Securities
                              Advisors, L.P. and he was a Vice President with The Stratus Corporation in Chicago, Illinois from
                              1989-1993 where he was responsible for property management, leasing and construction management.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

Shareholder Servicing

     Certain financial intermediaries (service agents) may charge their clients account fees for buying or redeeming shares of the UAM Funds. These fees may include transaction fees and/or service fees paid by the UAM Funds from their assets attributable to the service agent. The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors. The service agents may provide shareholder services to their clients that are not available to a shareholder dealing directly with the UAM Funds. Each service agent is responsible for transmitting to its clients a schedule of any such fees and information regarding any additional or different purchase or redemption conditions. You should consult your service agent for information regarding these fees and conditions.

     The adviser may pay its affiliated companies for referring investors to the portfolio. The adviser and its affiliates may, at their own expense, pay qualified service providers for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the portfolio.

     The UAM Funds also offer Institutional Service Class shares, which pay marketing or shareholder servicing fees, and Adviser Class shares, which impose a sales load and fees for marketing and shareholder servicing, for certain of its portfolios. Not all of the UAM Funds offer all of these classes.

Financial Highlights

     The financial highlights table is intended to help you understand the financial performance of the portfolio for the past five years. The financial highlights table comes from the financial statements of the portfolio and reflects the financial results for a single portfolio, institutional class share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). _____ has audited the financial statements of the portfolio. The financial statements and the unqualified opinion of _____ are included in the annual report of the portfolio, which is available upon request.


     Fiscal Year Ended December 31,
     ===========================================================================
     Net Asset Value, Beginning of Year
     ---------------------------------------------------------------------------
     Income from Investment Operations
       Net Investment Income
       Net Gains or  losses  on  Securities
       (Realized and Unrealized)
     ---------------------------------------------------------------------------
       Total From Investment Operations
     ---------------------------------------------------------------------------
     Less Distributions
       Net Investment Income
       Capital Gains
     ---------------------------------------------------------------------------
       Total Distributions
     ---------------------------------------------------------------------------
     Capital Contribution
     ---------------------------------------------------------------------------
     Net Asset Value, End of Year
     ===========================================================================
     Total Return+
     ===========================================================================
     Ratios/Supplemental Data
       Net Assets, End of Year (Thousands)
     ---------------------------------------------------------------------------
       Ratio of Expenses to Average
       Net Assets
     ---------------------------------------------------------------------------
       Ratio of Net Investment Income to
       Average Net Assets
     ---------------------------------------------------------------------------
       Portfolio Turnover Rate
     ---------------------------------------------------------------------------
       Ratio of Expenses to Average Net
       Assets Including Expense Offsets
     ---------------------------------------------------------------------------

PORTFOLIO CODES

     The reference information below will be helpful to you when you contact the UAM Funds by phone or through the internet to purchase or exchange shares of a UAM Fund, check daily NAVs or get additional information.

                                             Trading     CUSIP     Portfolio
                                             Symbol      Number      Number
     -----------------------------------------------------------------------
     Heitman Real Estate Portfolio            N/A
     -----------------------------------------------------------------------

HEITMAN REAL ESTATE PORTFOLIO

     For investors who want more information about Heitman Real Estate Portfolio, the following documents are available upon request.

ANNUAL/SEMI-ANNUAL REPORTS

     The annual and semi-annual reports of Heitman Real Estate Portfolio provide additional information about their investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of Heitman Real Estate Portfolio during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains additional detailed information about Heitman Real Estate Portfolio and is incorporated by reference into (legally part of) this prospectus.

HOW TO GET MORE INFORMATION

     Investors can receive free copies of these materials, request other information about the portfolios and make shareholder inquiries from the following sources.

                   FROM THE UAM FUNDS                    FROM THE SEC
     ---------------------------------------------------------------------------
     By Mail       UAM Funds                          Securities and Exchange
                   PO Box 419081                             Commission
                   Kansas City, MO  64141-6081        Public Reference Section
                                                      Washington D.C. 20549-6009
                                                      (a duplication fee is
                                                       charged)
     ---------------------------------------------------------------------------
     By Phone      (toll free) 1-877-UAM-LINK         1-800-SEC-0330
                                  (826-5465)
     ---------------------------------------------------------------------------
     Internet      www.uam.com*                       www.sec.gov *
                   -----------                        -----------

     *    These web sites are not part of this prospectus.


        The portfolio's Investment Company Act of 1940 file is 811-8544

                                                                             UAM

                                   UAM Funds
                                   Funds for the Informed Investorsm






HEITMAN REAL ESTATE PORTFOLIO

Advisor Class Prospectus                                         April __, 1999



                                      UAM

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

PORTFOLIO SUMMARY......................................................    1

 What is the Objective of the Portfolio?...............................    1
 What are the Principal Investment Strategies of the Portfolio?........    1
 What are the Principal Risks of the Portfolio?........................    1
 How has the Portfolio Performed?......................................    2
 What are the Portfolio's Fees and Expenses?...........................    3

INVESTING WITH THE UAM FUNDS...........................................    4

 Buying Shares.........................................................    4
 Redeeming Shares......................................................    5
 Exchanging Shares.....................................................    5
 Transaction Policies..................................................    5

ACCOUNT POLICIES.......................................................    9

 Small Accounts........................................................    9
 Distributions.........................................................    9
 Federal Taxes.........................................................    9

FUND DETAILS...........................................................   11

 Principal Investments and Risks of the Portfolio......................   11
 Other Investment Practices and Strategies.............................   12
 Year 2000.............................................................   13
 Investment Management.................................................   13
 Shareholder Servicing Arrangements....................................   14

FINANCIAL HIGHLIGHTS...................................................   16

PORTFOLIO CODES........................................................   17

PORTFOLIO SUMMARY

WHAT IS THE OBJECTIVE OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  Heitman Real Estate Portfolio seeks high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business. Heitman Real Estate Portfolio cannot guarantee it will meet its investment objective. The portfolio may not change its investment objective without shareholder approval.


WHAT ARE THE PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  The following is a brief description of the principal investment strategies of Heitman Real Estate Portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

  The portfolio invests primarily in securities of companies engaged in the real estate business. The investment adviser selects each investment based up its determination that the anticipated total return of the investment, considering both income and potential for capital appreciation, is high relative to the risk assumed.


WHAT ARE THE PRINCIPAL RISKS OF THE PORTFOLIO?
--------------------------------------------------------------------------------
  The following is a summary of the principal risks associated with investing in the portfolio. For more information see "PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO."

RISKS COMMON TO ALL MUTUAL FUNDS

  At any time, your investment in a mutual fund may be worth more or less than the price you originally paid for it. You may lose money by investing in any mutual fund because:

  . The value of the securities it owns changes, sometimes rapidly and unpredictably.

  . The mutual fund is not successful in reaching its goal because of its strategy or because it did not implement its strategy properly.

  . Unforeseen occurrences in the securities markets negatively affect the mutual fund.


HEITMAN REAL ESTATE PORTFOLIO

  Since the portfolio concentrates its investments in the real estate industry, developments in this industry will greatly affect the value of its shares. Therefore, the portfolio may experience greater price changes than a mutual fund that has securities representing a broader range of industries. The real estate industry is particularly sensitive to:

  .  Economic factors, such as interest rate changes or market recessions.

  . Over-building in one particular area, changes in zoning laws, or changes in neighborhood values.
  .  Increases in property taxes.

  .  Casualty and condemnation losses.

  .  Regulatory limitations on rents.

  Since the portfolio invests mainly in equity securities, its principal risks are those of investing in equity securities, which may include sudden, unpredictable drops in value or long periods of decline in value. Equity securities may lose value because of factors affecting the securities markets generally, an entire industry or a particular company.

HOW HAS THE PORTFOLIO PERFORMED?
--------------------------------------------------------------------------------
  The bar chart and table below illustrate how the performance of the portfolio has varied from year to year. The following bar chart shows the investment returns of the portfolio for each calendar year since its first full calendar year. The table following the bar chart compares the portfolio's average annual returns for the periods indicated to those of a broad-based securities market index. Past performance does not guarantee future results.

        ------------------------------------------------------------------------
         1996    1997     1998


  Highest quarter: ____% (_____).

  Lowest quarter: -____% (_________)


                                                                        Since
  Average annual return for periods ended 12/31/98       1 Year       Inception
--------------------------------------------------------------------------------
  Heitman Real Estate Portfolio
--------------------------------------------------------------------------------
  Wilshire Real Estate Securities Index
--------------------------------------------------------------------------------
  S&P 500 Index
--------------------------------------------------------------------------------

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?
--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES THAT ARE DEDUCTED DIRECTLY FROM YOUR INVESTMENT)

  This table describes the transaction expenses that are charged directly to your account.

  ------------------------------------------------------------------------------
  Maximum sales charge (load) imposed
  on purchases (as a percentage of the                  4.75%
  offering price)*
  -----------------------------------------------------------------------------
  * Long-term shareholders may pay more than the economic equivalents of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE ASSETS OF THE PORTFOLIO)

  This table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio.

  ------------------------------------------------------------------------------
  Management fees
  ------------------------------------------------------------------------------
  Distribution and Service (12b-1) fees
  ------------------------------------------------------------------------------
  Other expenses
  ------------------------------------------------------------------------------
  Total expenses
  ==============================================================================

EXAMPLE

  This example can help you to compare the cost of investing in this portfolio to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the portfolio for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year and that you paid the total expenses stated above throughout the period of your investment.

  Although your actual costs may be higher or lower, based on these assumptions your costs would be:



  ------------------------------------------------------------------------------
  1 Year
  ------------------------------------------------------------------------------
  3 Years
  ------------------------------------------------------------------------------
  5 Years
  ------------------------------------------------------------------------------
  10 Years

INVESTING WITH THE UAM FUNDS

BUYING SHARES
----------------------------------------------------------------------------------------
                           TO OPEN AN ACCOUNT          TO BUY MORE SHARES
   -------------------------------------------------------------------------------------
   By Mail                 Send a check or money       Send a check and, if possible,
                           order and your account      the "Invest by Mail" stub that
                           application to the UAM      accompanied your statement to
                           Funds.  Make checks         the UAM Funds.  Be sure your
                           payable to "UAM Funds"      check identifies clearly your
                           (the UAM Funds will not     name, account number and the
                           accept third-party          portfolio into which you want to
                           checks).                    invest.
   -------------------------------------------------------------------------------------
   By Wire                 Call the UAM Funds for an   Call the UAM Funds to get a wire
                           account number and wire     control number and wire your
                           control number and then     money to the UAM Funds.
                           send your completed
                           account application to
                           the UAM Funds.

                                      Wiring Instructions
                                      United Missouri Bank
                                        ABA # 101000695
                                           UAM Funds
                                     DDA Acct. # 9870964163
                              Ref: portfolio name/account number/
                                account name/wire control number
   -------------------------------------------------------------------------------------
   By Automatic            Not Available               To set up a plan, mail a
   Investment Plan (Via                                completed application to the UAM
    ACH)                                               Funds.  To cancel or change a
                                                       plan, write to the UAM Funds.
                                                       Allow up to 15 days to create
                                                       the plan and 3 days to cancel or
                                                       change it.

   -------------------------------------------------------------------------------------
   Minimum                 $5,000 -- regular account   $100
   Investments             $500 -- IRAs
                           $250 -- spousal IRAs

                                   UAM Funds
                                 PO Box 419081
                          Kansas City, MO  64141-6081
                     (Toll free) 1-877-UAM-LINK (826-5465)

REDEEMING SHARES
--------------------------------------------------------------------------------
  By Mail             Send a letter signed by all registered parties on the
                      account to UAM Funds specifying the portfolio, the account number and the dollar amount or number of shares you wish
                      to redeem. Certain shareholders may have to include
                      additional documents.
  ------------------------------------------------------------------------------
  By                  You must first establish the telephone redemption
  Telephone           privilege (and, if desired, the wire redemption privilege)
                      by completing the appropriate sections of the account application.

                      Call 1-877-UAM-Link to redeem your shares. Based on your
                      instructions, the UAM Funds will mail your proceeds to you or wire them to your bank.
  ------------------------------------------------------------------------------
  By                  If your account balance is at least $10,000, you may
  Systematic          transfer as little as $100 per month from your UAM account
  Withdrawal Plan     to your financial institution.
  (Via ACH)
                      To participate in this service, you must complete the appropriate sections of the account application and mail it to the UAM Funds.

EXCHANGING SHARES
--------------------------------------------------------------------------------
  At no charge, you may exchange shares of one UAM Fund for shares of the same class of any other UAM Fund by writing to or calling the UAM Funds. Before exchanging your shares, read the prospectus of the UAM Fund for which you want to exchange, which you may obtain from the UAM Funds. You may not exchange shares represented by certificates over the telephone. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).


TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING YOUR SHARE PRICE

  You may buy, sell or exchange shares of a UAM Fund at a price equal to its net asset value (NAV) next computed after it receives your order, plus any applicable sales charge. The portfolio calculates its NAV as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern
  Time) on each day the NYSE is open. Therefore, to receive the NAV on any given day, the UAM Funds must accept your order by the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated on the close of trading on the following day. The UAM Funds are open for business on the same days as the NYSE, which is closed on weekends and certain holidays.

  CALCULATING SALES CHARGES

  You pay a sales load at the time you purchase your shares. The amount of the sales load will vary depending on the amount you invest in the portfolio. The distributor will pay a large portion of the sales charge it receives to the authorized broker responsible for your purchase. You may calculate your sales charge using the following table:

                                      As a % of            As a % of Your
  Your Investment                     Offering Price       Investment
  ------------------------------------------------------------------------------
  Up to $99,999                       4.75%                4.99%
  ------------------------------------------------------------------------------
  $100,000 to $249,999                4.00                 4.17
  ------------------------------------------------------------------------------
  $250,000 to $499,999                3.00                 3.09
  ------------------------------------------------------------------------------
  $500,000 to $999,999                2.00                 2.04
  ------------------------------------------------------------------------------
  $1,000,000 and over                 1.00                 1.01
  ------------------------------------------------------------------------------

  You may reduce the sales charge you incur when purchasing shares of the portfolio as follows:

  . You may sign a letter of intent, which lets you purchase shares of the portfolio over a 13-month period and receive the same sales charge as if all the shares had been purchased at the same time. However, you must agree to purchase no less than $100,000 of shares within the 13 month period. See the statement of additional information (SAI) for more details.

  . If you have given discretionary investment authority to certain service agents or authorized brokers, you may not incur a sales charge. See the SAI for more details.

  BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

  You may buy, exchange or redeem shares of the UAM Funds through a financial intermediary (such as a financial planner or adviser). Generally, to buy or sell shares at the NAV on any given day, your financial intermediary must receive your order by the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the UAM Funds on time.

  Certain financial intermediaries have agreements with the UAM Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the UAM Funds by the time they price their shares on the following day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

CALCULATING NAV

  The UAM Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. The UAM Funds value their investments with readily available market quotations at market value. Investments that do not have readily available market quotations are valued at fair value, according to guidelines established by the UAM Funds. The UAM Funds may also value securities at fair value when events occur that make established valuation methods (such as stock exchange closing prices) unreliable. The UAM Funds value debt securities that will mature in 60 days or less at amortized cost, which approximates market value.

IN-KIND TRANSACTIONS

  Under certain conditions and at the UAM Funds' discretion, you may pay for shares of a portfolio with securities instead of cash. In addition, the UAM Funds may pay all or part of your redemption proceeds with securities instead of cash.

PAYMENT OF REDEMPTION PROCEEDS

  The UAM Funds will pay for all shares redeemed within seven days after they receive a redemption request in proper order. If you redeem shares that were purchased by check, you will not receive your redemption proceeds until the check has cleared, which may take up to 15 days. You may avoid these delays by paying for shares with a certified check, bank check or money order.

SIGNATURE GUARANTEE

  You must have your signature guaranteed when (1) you want the proceeds from your redemption sent to a person or address different from that registered on the account, or (2) you request a transfer of your shares.

  You may obtain a signature guarantee from most banks, savings institutions, securities dealers, national securities exchanges, registered securities associations, clearing agencies and other guarantor institutions. A notary public cannot guarantee a signature.


TELEPHONE TRANSACTIONS

  The UAM Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; they may be liable for any losses if they fail to do so. The UAM Funds will not be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.

RIGHTS RESERVED BY THE UAM FUNDS

  PURCHASES

  At any time and without notice, the UAM Funds may:

  .  Stop offering shares of a portfolio.

  .  Reject any purchase order.

  . Bar an investor engaged in a pattern of excessive trading from buying shares of any portfolio. (Excessive trading can hurt the performance of a portfolio by disrupting its management and by increasing its expenses.)

  REDEMPTIONS

  The UAM Funds may suspend your right to redeem if:

  . An emergency exists and a portfolio cannot dispose of its investments or fairly determine their value.

  .  Trading on the NYSE is restricted.

  .  The SEC tells the UAM Funds to delay redemptions.

  At any time, the UAM Funds may change or eliminate any of the redemption methods described above, except redemption by mail.

  EXCHANGES

  The UAM Funds may:

  . Modify or cancel the exchange program at any time on 60 days' written notice to shareholders.

  .  Reject any request for an exchange.

  . Limit or cancel a shareholder's exchange privilege, especially when an investor is engaged in a pattern of excessive trading.

ACCOUNT POLICIES

SMALL ACCOUNTS
--------------------------------------------------------------------------------
  The UAM Funds may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment, but not because of a drop in the value of your shares caused by market fluctuations. This provision does not apply to retirement accounts and certain other accounts.


DISTRIBUTIONS
--------------------------------------------------------------------------------
  Normally, the portfolio distributes its net investment income quarterly. In addition, it distributes any net capital gains once a year. The UAM Funds will automatically reinvest dividends and distributions in additional shares of the portfolio, unless you elect on your account application to receive them in cash.


FEDERAL TAXES
--------------------------------------------------------------------------------
  The following is a summary of the federal income tax consequences of investing in the UAM Funds. You may also have to pay state and local taxes on your investment. You should always consult your tax advisor for specific guidance regarding the tax effect of your investment in the UAM Funds.


TAXES ON DISTRIBUTIONS

  The distributions of the portfolio will generally be taxable to shareholders as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the portfolio held the relevant assets). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Once a year UAM Funds will send you a statement showing the types and total amount of distributions you received during the previous year.

  You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying into a dividend" and should be avoided.


TAXES ON EXCHANGES AND REDEMPTIONS

  When you redeem or exchange shares in any portfolio, you may recognize a gain or loss for income tax purposes. This gain or loss will be based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable, but they may be taxable at some time in the future.


BACKUP WITHHOLDING

  By law, the UAM Funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

FUND DETAILS

PRINCIPAL INVESTMENTS AND RISKS OF THE PORTFOLIO
--------------------------------------------------------------------------------
  The following is a brief description of the principal investment strategies Heitman Real Estate Portfolio may employ in seeking its objectives. This discussion is in addition to the discussion set forth in the "PORTFOLIO SUMMARY." For more information concerning these investment practices and their associated risks, please read the "PORTFOLIO SUMMARY" and the statement of additional information (SAI). You can find information on the portfolio's recent strategies and holdings in its current annual-semiannual report. The portfolio may change these strategies without shareholder approval.

  The portfolio invests primarily in common stocks of public companies principally engaged in the real estate industry. The adviser considers a company "principally engaged" in the real estate industry if it derives at least 50% of the fair market value of its assets, or at least 50% of its gross income or net profits, from the ownership, construction, management, financing or sale of real estate. Normally, the portfolio invests at least 65% of its total assets in these types of securities.

  The portfolio may invest up to 35% of its total assets in equity securities of companies not principally engaged in the real estate business, but will be engaged in businesses related to real estate, such as the manufacturing and distribution of building supplies, financial institutions which make or service mortgages, and companies whose real estate assets are substantial relative to the companies' stock market valuations, such as retailers, railroads and paper and forest products companies.


REAL ESTATE INVESTMENT TRUSTS

  The portfolio may invest in equity, mortgage and hybrid real estate investment trusts (REITs). A REIT is a separately managed trust that makes investments in a various real estate businesses. For example, an equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs. REITs may invest in real estate such as shopping centers, office buildings, apartment complexes, hotels and casinos. For more information concerning risks associated with investing in real estate, please read the "PORTFOLIO SUMMARY"

  The adviser anticipates that under normal circumstances approximately 60% to 90% of the portfolio's assets may be invested in REITs which, according to the National Association of Real Estate Investment Trusts, have grown over five-fold since 1991. The portfolio's investment in REITs may expose the portfolio to similar risks associated with direct investment in real estate.

  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. The portfolio anticipates that approximately 10% to 15% of the REITs held by the portfolio will have operating histories of less than three years.


  Equity Securities

  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in case of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, rights and warrants.

  Equity securities may lose value because of factors affecting the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. These circumstances may lead to long periods of poor performance, such as during a "bear market." Equity securities may also lose value because of factors affecting an entire industry, such as increases in production costs, or factors directly related to that company, such as decisions made by its management.


OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------
  As described below, the portfolio may invest in short-term securities and may deviate from its investment strategy from time to time. In addition, the portfolios may employ investment practices that are not described in this prospectus, such as repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning the risks associated with these investment practices, you should read the SAI.


SHORT-TERM INVESTING

  At times, the adviser may decide to suspend the normal investment activities of a portfolio by investing up to 100% of its assets in a variety of securities, such as U.S. government and other high quality and short-term debt obligations. The adviser may temporarily adopt a defensive position to reduce changes in the value of a portfolio's shares that may result from adverse market, economic, political or other developments.

  When the adviser pursues a defensive strategy, a portfolio may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal strategies. Likewise, these strategies may prevent a portfolio from achieving its stated objectives.

YEAR 2000
--------------------------------------------------------------------------------
  Many computer programs in use today cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates. Consequently, these programs may not be able to perform necessary functions and could disrupt the operations of the UAM Funds or financial markets in general. The year 2000 issue affects all companies and organizations, including those that provide services to the UAM Funds and those in which the UAM Funds invest.

  The UAM Funds and their advisers, administrator, distributor and transfer agent are taking steps they believe are reasonably necessary to address any portfolio-related year 2000-related computer problems. They are actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date.
  They are also requesting information on each service provider's state of readiness and contingency plan. However, at this time the degree to which the year 2000 issue will affect the UAM Funds' investments or operations cannot be predicted. Any negative consequences could adversely affect your investment in the UAM Funds.


INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

  Heitman/PRA Securities Advisors LLC, a Delaware limited liability company located at 180 LaSalle Street, Suite 3600, Chicago, Illinios, 60601, is the investment adviser to the portfolio. The adviser manages and supervises the investment of the portfolio's assets on a discretionary basis. The adviser is a wholly owned subsidiary of Heitman Financial LLC., an affiliate of United Asset Management Corporation. The adviser provides investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals.

  During the fiscal year ended December 31, 1998, the portfolio paid the adviser 0.__% of its average net assets in management fees.

PORTFOLIO MANAGERS

  A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment professionals of the adviser that comprise the team and a description of their business experience during the past five years.

  Name & Title                                                     Experience
  ------------------------------------------------------------------------------
  Dean A. Sotter           Mr. Sotter is President of the adviser with overall
  President                responsibility for portfolio management and
                           marketing. Prior to joining the adviser, Mr. Sotter was a Partner of PRA Securities Advisors, L.P. He was a Portfolio Manager and Vice President of JMB
                           Institutional Realty Corporation from 1985-1992, where his responsibilities included property level

  Name & Title                            Experience
  ------------------------------------------------------------------------------
                           analysis, budgeting and valuation as well as
                           financial reporting and client communications.
  ------------------------------------------------------------------------------
  Timothy J. Pire          Mr. Pire is Vice President of the adviser with
                           responsibility for portfolio management, research,
                           and analysis of publicly traded real estate
                           securities and implementation of the investment
                           strategy through portfolio management. Prior to
                           joining the adviser, Mr. Pire served as a Research
                           Analyst with PRA Securities Advisors, L.P., and he
                           was an Associate Appraiser with Lyon, Skelte & Speirs
                           in Seattle, Washington from 1990-1992 where he was
                           involved in valuation of commercial real estate and
                           writing full narrative appraisals
  ------------------------------------------------------------------------------
  Randall E. Newsome       Mr. Newsome is Vice President of the adviser with
                           responsibility for portfolio management, research, and analysis of publicly traded real estate securities and implementation of the investment strategy through portfolio management. Mr. Newsome also oversees the adviser's trading positions. Prior to joining the adviser, Mr. Newsome served as a Research Analyst with PRA Securities Advisors, L.P.
                           and he was a Vice President with The Stratus
                           Corporation in Chicago, Illinois from 1989-1993 where he was responsible for property management, leasing and construction management.


SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLANS

  The UAM Funds have adopted distribution plans and shareholder services plans under Rule 12b-1 of the Investment Company Act of 1940 that permit them to pay broker-dealers, financial institutions and other third parties for marketing, distribution and shareholder services. The UAM Funds' 12b-1 plans allow the portfolio to pay up to 1.00% of its average daily net assets annually for these services. However, the board of the UAM Funds has authorized the portfolio to pay only 0.25% per year. Because Advisor Class Shares pay these fees out of their assets on an ongoing basis, over time, your shares may cost more than if you had paid another type of sales charge. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.

SHAREHOLDER SERVICING

  Certain financial intermediaries (service agents) may charge their clients account fees for buying or redeeming shares of the UAM Funds, which are not subject to the Fund's Distribution Plan or Shareholder Servicing Plan. These fees may include transaction fees and/or service fees paid from the assets of the UAM Funds attributable to the service agent. The UAM Funds do not pay these fees on shares purchased directly from UAM Fund Distributors. The service agents may provide shareholder services to their clients that are not available to a shareholder dealing directly with the UAM Funds. Each service agent is responsible for transmitting to its clients a schedule of any such fees and information regarding any additional or different purchase or redemption conditions. You should consult your service agent for information regarding these fees and conditions.

  Anyone entitled to receive compensation for selling or servicing shares of the UAM Funds may receive different compensation with respect to one particular class of shares over another.

  The adviser may pay its affiliated companies for referring investors to a portfolio. The adviser and its affiliates may, at their own expense, pay qualified service providers for marketing, shareholder servicing, record-keeping and/or other services performed with respect to a portfolio.

  The UAM Funds also offer Institutional Class shares, which do not pay marketing or shareholder servicing fees, and Institutional Service Class shares, which impose fees for marketing and shareholder servicing, for certain of its portfolios. Not all of the UAM Funds offer all of these classes.

FINANCIAL HIGHLIGHTS

  The financial highlights table is intended to help you understand the financial performance of the portfolio for the past five years. The financial highlights table comes from the financial statements of the portfolio and reflects the financial results for a single portfolio, advisor class share. The total returns in the table represent the rate that an investor would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). _____ has audited the financial statements of the portfolio. The financial statements and the unqualified opinion of _____ are included in the annual report of the portfolio, which is available upon request.


  Fiscal Year Ended December 31,
  ------------------------------------------------------------------------------
  Net Asset Value, Beginning of Year
  ------------------------------------------------------------------------------
  Income from Investment Operations
     Net Investment Income
     Net Gains or losses on Securities (Realized and
     Unrealized)
  ------------------------------------------------------------------------------
     Total From Investment Operations
  ------------------------------------------------------------------------------
  Less Distributions
     Net Investment Income
     Capital Gains
  ------------------------------------------------------------------------------
     Total Distributions
  ------------------------------------------------------------------------------
  Capital Contribution
  ------------------------------------------------------------------------------
  Net Asset Value, End of Year
  ------------------------------------------------------------------------------
  Total Return+
  ------------------------------------------------------------------------------
  Ratios/Supplemental Data
     Net Assets, End of Year (Thousands)
  ------------------------------------------------------------------------------
     Ratio of Expenses to Average Net Assets
  ------------------------------------------------------------------------------
     Ratio of Net Investment Income to Average
     Net Assets
  ------------------------------------------------------------------------------
     Portfolio Turnover Rate
  ------------------------------------------------------------------------------
     Ratio of Expenses to Average Net Assets
     Including Expense Offsets
  ------------------------------------------------------------------------------

Portfolio Codes

     The reference information below will be helpful to you when you contact the UAM Funds by phone or through the internet to purchase or exchange shares of a UAM Fund, check daily NAVs or get additional information.



                                     Trading      CUSIP     Portfolio
                                      Symbol      Number      Number
     ----------------------------------------------------------------
     Heitman Real Estate Portfolio      N/A
     ----------------------------------------------------------------

HEITMAN REAL ESTATE PORTFOLIO

     For investors who want more information about Heitman Real Estate Portfolio, the following documents are available upon request.


Annual/Semi-Annual Reports

     The annual and semi-annual reports of Heitman Real Estate Portfolio provide additional information about their investments. In the annual report, you will also find a discussion of the market conditions and investment strategies that significantly affected the performance of Heitman Real Estate Portfolio during the last fiscal year.


Statement of Additional Information

     The SAI contains additional detailed information about Heitman Real Estate Portfolio and is incorporated by reference into (legally part of) this prospectus.


How to Get More Information

     Investors can receive free copies of these materials, request other information about the portfolios and make shareholder inquiries from the following sources.

                    FROM THE UAM FUNDS                 FROM THE SEC
     ----------------------------------------------------------------------------------
     By Mail        UAM Funds                          Securities and Exchange
                    PO Box 419081                      Commission
                    Kansas City, MO  64141-6081        Public Reference Section
                                                       Washington D.C. 20549-6009
                                                       (a duplication fee is charged)
     ----------------------------------------------------------------------------------
     By Phone       (toll free) 1-877-UAM-LINK         1-800-SEC-0330
                                    (826-5465)
     ----------------------------------------------------------------------------------
     Internet       www.uam.com*                       www.sec.gov *
                    -----------                        -----------

     *    These web sites are not part of this prospectus.


     The portfolio's Investment Company Act of 1940 file is 811-8544


                                                                             UAM

                                    PART B
                                UAM FUNDS TRUST

The following Statement of Additional Information is included in this Post-Effective Amendment No. 27:

 .    Heitman Real Estate Portfolio Institutional Class Shares and Advisor Class
     Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 25 filed on November 13, 1998:

 .    Dwight Capital Preservation Portfolio

The following Statements of Additional Information are contained in Post-Effective Amendment No. 24 filed on July 10, 1998:

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares and
     Institutional
 .    Service Class Shares
 .    Chicago Asset Management Intermediate Bond Portfolio Institutional Class
     Shares and Chicago Asset Management Value/Contrarian Portfolio Institutional Class Shares
 .    FPA Crescent Portfolio Institutional Class Share and Institutional Service
     Class Shares
 .    Hanson Equity Portfolio Institutional Class Shares
 .    Jacobs International Octagon Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Class Shares and
     Institutional Service Class Shares
 .    TJ Core Equity Portfolio Institutional Service Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 23 filed July 2, 1998:

 .    Clipper Focus Portfolio Institutional Class Shares and Institutional
     Service Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

 .    PR Mid Cap Growth Portfolio Institutional Class Shares

The following Statement of Additional Information is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

 .    Cambiar Opportunity Portfolio Institutional Class Shares

                                   UAM Funds

                                 PO Box 419081

                          Kansas City, MO 64141-6081

                     (Toll free) 1-877-UAM-LINK (826-5465)






                         HEITMAN REAL ESTATE PORTFOLIO

                           INSTITUTIONAL CLASS SHARES

                              ADVISOR CLASS SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL __ 1999



This statement of additional information (SAI) is not a prospectus. However, you should read it in conjunction with the prospectus of The Heitman Real Estate Portfolio Institutional Class Shares dated April __, 1999, and the prospectus of The Heitman Real Estate Portfolio Advisor Class Shares dated April __, 1999. You may obtain a prospectus for the portfolio by contacting the UAM Funds at the address listed above, at www.uam.com (the website is not part of this SAI).

                               TABLE OF CONTENTS
DEFINITIONS.........................................................................     1
THE FUND............................................................................     1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS..........................     1
 Equity Securities..................................................................     1
 Investment Companies...............................................................     2
 Repurchase Agreements..............................................................     2
 Restricted Securities..............................................................     3
 Securities Lending.................................................................     3
 Short-Term Investments.............................................................     3
 When-Issued, Forward Commitment and Delayed Delivery Transactions..................     5
Investment Policies.................................................................     6
 Fundamental Investment Policies....................................................     6
 Non-Fundamental Policies...........................................................     7
MANAGEMENT OF THE FUND..............................................................     8
CODE OF ETHICS......................................................................     9
PRINCIPAL HOLDERS OF SECURITIES.....................................................     9
INVESTMENT ADVISORY AND OTHER SERVICES..............................................    10
 Investment Adviser.................................................................    10
 Control of Adviser.................................................................    10
 Distributor........................................................................    11
 Administrative Services............................................................    11
 Custodian..........................................................................    13
 Independent Public Accountant......................................................    13
 Service And Distribution Plans.....................................................    13
 Sales compensation.................................................................    15
BROKERAGE ALLOCATION AND OTHER PRACTICES............................................    17
 Selection of Brokers...............................................................    17
 Simultaneous Transactions..........................................................    17
 Brokerage Commissions..............................................................    17
CAPITAL STOCK AND OTHER SECURITIES..................................................    18
 Description Of Shares And Voting Rights............................................    18
 Dividends and Capital Gains Distributions..........................................    18
PURCHASE REDEMPTION AND PRICING OF SHARES...........................................    19
 Purchase of Shares.................................................................    19
 Redemption of Shares...............................................................    19
 Exchange Privilege.................................................................    21
 Transfer Of Shares.................................................................    21
 Valuation of Shares................................................................    21
PERFORMANCE CALCULATIONS............................................................    22
 Total Return.......................................................................    22
 Yield..............................................................................    23
 Comparisons........................................................................    23
TAXES...............................................................................    23
EXPENSES............................................................................    24
FINANCIAL STATEMENTS................................................................    24

Definitions

  The "Fund" is UAM Funds Trust.

  The term "adviser" means Heitman/PRA Securities Advisors, LLC, the Fund's investment adviser.

  UAM is United Asset Management Corporation.

  UAMFSI is UAM Fund Services, Inc., the Fund's administrator.

  UAMFDI is UAM Fund Distributors, Inc., the Fund's distributor.

  ACG is ACG Capital Corporation, the Fund's distributor of Advisor Class shares only.

  UAMSSC is UAM Fund Shareholder Servicing Center, the Fund's sub-shareholder-servicing agent.

  CGFSC is Chase Global Funds Service Company, the Fund's sub-administrator.

  UAM Funds Complex includes UAM Funds, Inc., UAM Funds Trust, UAM Funds Trust II and all of their portfolios.

  The terms "the portfolio" is used to refer to Heitman Real Estate Portfolio , while " portfolio" or "portfolios" refers to some or all portfolios of the UAM Funds Complex.

  The terms "board" and "governing board" refer to the Fund's Board as a group, while "board member" refers to a single member of the board.

  1940 Act means the Investment Company Act of 1940, as amended.

  All other defined terms, which are not otherwise defined in this SAI, have the same meaning in the SAI as they do in the prospectuses of Heitman Real Estate Portfolio.


The Fund

  The Fund was organized under the name "The Regis Fund II" as a Delaware business trust on May 18, 1994. On October 31, 1995, the Fund changed its name to "UAM Funds Trust" The Fund's principal executive office is located at 211 Congress Street, Boston, MA 02110; however, shareholders should direct all correspondence to the address listed on the cover of this SAI.

  The Fund is an open-end, management investment company under the 1940 Act. Heitman Real Estate Portfolio is a diversified series of the Fund. This means that with respect to 75% of its total assets, the portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets are not subject to this restriction.


Description of the Portfolio and Its Investments and Risks

EQUITY SECURITIES
--------------------------------------------------------------------------------
  The portfolio may invest in equity securities such as common and preferred stocks. While investing in stocks allows the portfolio to participate in the benefits of owning a company, the portfolio must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Stock Market Risk

  Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

  . Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services.

  . Factors affecting an entire industry, such as increases in production costs.

  . Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Rights and Warrants

  The portfolio may purchase warrants and rights, which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. Therefore, an investment in warrants and rights may entail greater risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the portfolio's assets as compared with investing the same amount in the underlying stock.

INVESTMENT COMPANIES
--------------------------------------------------------------------------------
  The portfolio may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-ended or closed-end investment companies. The portfolio may not invest more than 5% of its total assets in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the management fee paid by the portfolio.

  The Fund has received permission from the SEC to allow each of its portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the UAM DSI Money Market Portfolio, provided that the investment is consistent with the portfolio's investment policies and restrictions. Based upon the portfolio's assets invested in the UAM DSI Money Market Portfolio, the investing portfolio's adviser will waive its investment advisory and any other fees earned as a result of the portfolio's investment in the UAM DSI Money Market Portfolio. The investing portfolio will bear expenses of the UAM DSI Money Market Portfolio on the same basis as all of its other shareholders.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
  In a repurchase agreement, the portfolio buys a security for a relatively short period (usually not more than 7 days) and simultaneously agrees to sell it back at a specified date and price. The portfolio normally uses repurchase agreements to earn income on assets that are not invested. The portfolio will require the counter-party to the agreement to deliver securities serving as collateral for each repurchase agreement to its custodian either physically or in book-entry form. The counter party must add to the collateral whenever the price of the repurchase agreement rises (i.e., the borrower "marks to the market" on a daily basis).

  If the seller of the security declares bankruptcy or otherwise becomes financially unable to buy back the security, the portfolio's right to sell the security may be restricted. In addition, the value of the security might decline before the portfolio can sell it and the portfolio might incur expenses in enforcing its rights.

RESTRICTED SECURITIES
--------------------------------------------------------------------------------
  The portfolio may purchase restricted securities that are not registered for sale to the general public but which are eligible for resale to qualified institutional investors under Rule 144A of the Securities Act of 1933. Under the supervision of the Fund's board, the adviser determines the liquidity of such investments by considering all relevant factors. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the portfolio's investment limitations. The price realized from the sales of these securities could be more or less than those originally paid by the portfolio or less than what may be considered the fair value of such securities.

SECURITIES LENDING
--------------------------------------------------------------------------------
  To earn additional income, the portfolio may lend up to one-third of its total assets (including the value of the collateral for the loans) at fair market value to broker- dealers or other financial institutions. The portfolio may reinvest any cash collateral in short-term securities and money market funds. The portfolio will only lend its securities if:

  . The borrower provides collateral at least equal to the market value of the securities loaned.

  . The collateral pledged and maintained by the borrower must consist of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the U. S. government.

  . The borrower adds to the collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis).

  .  The portfolio can terminate the loan at any time; and

  . The portfolio receives reasonable interest on the loan (which may include the portfolio investing any cash collateral in interest bearing short-term investments).

  These risks are similar to the ones involved with repurchase agreements. When the portfolio lends securities, there is a risk that it will lose money because the borrower fails to return the securities involved in the transaction. In addition, the borrower may become financially unable to honor its contractual obligations, which may delay or prevent the portfolio from liquidating the collateral.

SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
  To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the portfolio may invest a portion of its assets in the short-term investments described below.

Debt Securities

  Debt securities are used by corporations and governments to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value. Debt securities may include, among other things, all types of bills, notes, bonds, mortgage-backed securities or asset-backed securities.

  The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

  INTEREST RATES

  The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa). One can estimate the anticipated change in the price of a fixed rate security for each 1% shift in interest rates by using a risk measure known as effective duration. An effective duration of 4 years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change.

  While serving as a good estimator of prospective returns, effective duration is an imperfect measure. While lower interest rates generally improve the value of a fixed income portfolio, lower interest rates may also introduce certain risks which may independently cause the share price of the portfolio to fall. Lower rates motivate people to pay off mortgage-backed and asset-backed securities earlier than expected, which introduces reinvestment risk. Reinvesting portfolio assets at lower rates may reduce the yield of the portfolio. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the portfolio. Neglecting this drift in average maturity may have the unintended effect of increasing or reducing the effective duration of the portfolio which may in turn adversely affect the expected performance of the portfolio.

  CREDIT RATING

  Coupon interest is offered to investors of fixed income securities as compensation for assuming risk, although short-term U.S. treasury securities, such as 3 month treasury bills, are considered "risk free." Corporate securities offer higher yields than U.S. treasuries because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates above comparable U.S. treasuries.

  Changes in investor confidence regarding the certainty of interest and principal payments of a fixed income corporate security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value

  A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the adviser may determine that it is of investment-grade. The adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

  Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The portfolios currently use ratings compiled by Standard and Poor's Ratings Services, Duff & Phelps Rating Co., Fitch IBCA, Inc. and, Moody's Investor Services. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. Appendix A contains further information concerning the ratings of certain rating agencies and their significance.

  The adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the portfolio buys it. A rating agency may change its credit ratings at any time. The adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The portfolio is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings

Bank Obligations

  The portfolio will only invest in a security issued by a commercial bank if the bank:

  . Has total assets of at least $1 billion, or the equivalent in other currencies;

  .  Is a U.S. bank and a member of the Federal Deposit Insurance Corporation;
     and

  . Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the portfolio may purchase.

  Time Deposits

  Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The portfolio may only purchase time deposits maturing from two business days through seven calendar days.

  Certificates of Deposit

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

  Banker's Acceptance

  A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

Commercial Paper

  Commercial paper constitutes short-term obligations with maturities ranging from 2 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The portfolio may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See Appendix A for a description of commercial paper ratings.

U.S. Government Securities

  The portfolio may buy debt securities that are issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Some U.S. government securities, such as Treasury bills, notes and bonds are supported by the full faith and credit of the U.S. government. Others, however, are supported only by the right of the instrumentality to borrow from the U.S. government.

  While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of the portfolio.

Corporate Debt Securities

  The portfolio may buy investment-grade corporate debt securities and notes. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

  Like other debt securities, corporate debt securities involve a risk that the corporate issuer will not make timely payment of either interest or principal, or may default entirely. In addition, the market price of corporate debt securities may go down because of changes in interest rates.

WHEN-ISSUED, FORWARD COMMITMENT AND DELAYED DELIVERY TRANSACTIONS
--------------------------------------------------------------------------------
  A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the portfolio contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or delivery securities until a later date. Typically, no income accrues on securities the portfolio has committed to purchase before the securities are delivered, although the portfolio may earn income on securities it has in a segregated account. The portfolio will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

  The portfolio uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the portfolio engages in when-issued, delayed-delivery and forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the portfolio may miss the opportunity to obtain the security at a favorable price or yield.

  When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the portfolio does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

  The portfolio will segregate cash and liquid securities equal in value to commitments for the when-issued, delayed-delivery or forward delivery transaction. The portfolio will segregate additional liquid assets daily so that the value of such assets is equal to the amount of its commitments.

Investment Policies

  Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall (with the exception of a limitation relating to borrowing) be determined immediately after and as a result of the portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the investment limitations of the portfolio.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------
  The following investment limitations are fundamental, which means the portfolio cannot change them without approval by vote of a majority of the outstanding voting securities of the portfolio, as defined by the 1940 Act. The portfolio will not:

  . As to 75% of the total assets of the portfolio, purchase securities for the portfolio of any issuer, if immediately thereafter (i) more than 5% of the portfolio's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of any class of such issuer would be held by the portfolio, provided that this limitation does not apply to U.S. government securities.

  .  Act as a securities underwriter.

  . Borrow, except that (i) the portfolio may borrow money for temporary administrative purposes provided that the aggregate of all such borrowings does not exceed 33 1/3% of the value of the portfolio's total assets and is not for more than 60 days, and (ii) the portfolio may enter into interest-rate futures contracts. The portfolio may not borrow for the purpose of leveraging its investment portfolio. The portfolio may not purchase additional securities while outstanding borrowings exceed 5% of the value of its assets.

  . Government securities in which the portfolio may invest include (a) direct obligations of the U.S. Treasury, including bills, bonds and notes, and (b) obligations issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities and supported by any of (i) the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association participation certificates); (ii) the right of the issuer to borrow a limited amount from the U.S. Treasury (e.g., securities of Federal Farm Credit Banks); (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (e.g., securities of the Federal National Mortgage Association); or (iv) the credit of the agency or instrumentality (e.g., securities of the Student Loan Marketing Association).

  . Lend the portfolio securities of the portfolio in an amount in excess of 33% of the total assets of the portfolio, taken at market value. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the board members, including the borrower's maintaining collateral equal at all times to the value of the securities loaned.

  . Make investments in real estate (including real estate limited partnership interests, but excluding readily marketable interest in real estate investment trusts ("REITs") or readily marketable securities of companies which invest in real estate) or commodities or commodity contracts, although the portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate, and the portfolio may invest in futures contracts and related options.

  . Make loans, except that the portfolio may (i) purchase bonds, debentures and other publicly-distributed securities of a like nature, (ii) make loans in the form of call loans or loans maturing in not more than one year which are secured by marketable collateral and are in amounts and on terms similar to those currently in effect in the case of loans made by national banks, (iii) enter into repurchase agreements with respect to portfolio securities, and (iv) lend the portfolio securities of the portfolio.

  . While the Fund has the power to pledge its assets to secure borrowings, the Fund has no intention of pledging the assets of the portfolio taken at market value in any amount in excess of 33 1/3 of the portfolio's total assets taken at market value. The deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis, and collateral arrangements with respect to the purchase and sale of stock options and stock index options and initial and variation margin for futures contracts, are not deemed to be pledges of assets of the portfolio. Also, although the Fund has the power to make call loans, it has no intention to do so.

NON-FUNDAMENTAL POLICIES
--------------------------------------------------------------------------------
  In addition to the policies described above, the following limitations are non-fundamental (i.e., the portfolio may change them without shareholder approval) policies.

  . Invest in puts, calls, straddles, spreads and any combination thereof, except that (i) the portfolio may write covered put and call options on securities and write and purchase put and call options on stock indexes, and (ii) the portfolio may write covered put and call options on U.S. Government securities.

  . Make short sales whereby the dollar amount of short sales at any one time shall exceed 25% of the net assets of the portfolio, or the value of securities of any one issuer in which the portfolio is short exceeds the lesser of 2% of the value of the portfolio's net assets or 2% of the value of securities of any class of any issuer, except that the portfolio may make short sales against the box.

  . Purchase illiquid securities for the portfolio, including repurchase agreements maturing in more than seven days, options traded "over-the-counter," securities lacking readily available market quotations and securities which cannot be sold without registration or the filing of a notification under federal or state securities laws, if, as a result, more than 15% of the portfolio's net assets would then be invested in such securities.

  . Purchase securities for the portfolio of companies which together with predecessors have a record of less than three years' continuous operation, and equity securities of issuers which are not readily marketable, if, as a result, more than 5% of the portfolio's net assets would then be invested in such securities, except that this restriction shall not apply to the purchase of securities of REITs.

  . Purchase securities from or sell securities to any of its officers or Board members, except with respect to its own shares and as is permissible under applicable statutes, rules and regulations.

  . Purchase securities of any other investment company, except in connection with a merger, consolidation, acquisition or reorganization, and except that the portfolio may purchase securities of money market mutual funds to the extent permitted by applicable law. This restriction shall not prohibit the portfolio from investing in securities issued by REITs.

     . Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the portfolio.


Management Of The Fund

     The business of the Fund is managed by its governing board, which, in turn, elects officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the board. The Fund pays each board member who is not also an officer or affiliated person (independent board member) a $150 quarterly retainer fee per active portfolio per quarter and a $2,000 meeting fee. In addition, each independent board member is reimbursed for travel and other expenses incurred while attending board meetings. The $2,000 meeting fee and expense reimbursements are aggregated for all of the board members and allocated proportionately among the portfolios of the UAM Funds complex. The Fund does not pay the remaining board members, each of whom are affiliated with the Fund, for their services as board members. UAM or its affiliates or CGFSC pay the Fund's officers.

     The following table lists the board members and officers of the Fund and provides information regarding their present positions, date of birth, address, principal occupations during the past five years, aggregate compensation received from the Fund and total compensation received from the UAM Funds complex. Those people with an asterisk beside their name are "interested persons" of the Fund as that term is defined in the 1940 Act.

                                                                                                                 Total
                                                                                                                 Compensation
                                                                                            Aggregate            From UAM
                              Position                                                      Compensation from    Funds Complex as
                              UAM                                                           Registrant as of     of December 31,
     Name, Address, DOB       Funds Trust  Principal Occupations During the Past 5 years    December 31, 1998    1998
     -----------------------------------------------------------------------------------------------------------------------------
     John T. Bennett, Jr.     Board        President of Squam Investment Management
     College Road -- RFD 3    Member       Company, Inc. and Great Island Investment
     Meredith, NH 03253                    Company, Inc.; President of Bennett Management
     1/26/29                               Company from 1988 to 1993.
     -----------------------------------------------------------------------------------------------------------------------------
     Nancy J. Dunn            Board        Financial Officer of World Wildlife Fund since
     10 Garden Street         Member       1999. Formerly, Vice President for Finance and
     Cambridge, MA 02138                   Administration and Treasurer of Radcliffe
     8/14/51                               College from 1991 to 1999.
     -----------------------------------------------------------------------------------------------------------------------------
     William A. Humenuk       Board        Executive Vice President and Chief
     100 King Street West     Member       Administrative Officer of Philip Services
     P.O. Box 2440, LCD-1,                 Corp.; Director, Hofler  Corp.; Formerly, a
     Hamilton  Ontario,                    Partner in the Philadelphia office of the law
     Canada L8N-4J6                        firm Dechert Price & Rhoads.
     4/21/42
     -----------------------------------------------------------------------------------------------------------------------------
     Philip D. English        Board        President and Chief Executive Officer of
     16 West Madison Street   Member       Broventure Company,  Inc.; Chairman of the
     Baltimore, MD 21201                   Board of Chektec Corporation and Cyber
     8/5/48                                Scientific, Inc
     -----------------------------------------------------------------------------------------------------------------------------
     James P. Pappas*         Board        Vice President of UAM Investment Services,               0                    0
     211 Congress Street      Member       Inc. and UAM Trust Company since January 1996;
     Boston, MA  02110                     Principal of UAM Fund Distributors, Inc. since
     2/24/53                               December 1995; formerly a Director and Chief
                                           Operating Officer of CS First Boston
                                          Investment Management from 1993-1995.
     -----------------------------------------------------------------------------------------------------------------------------
     Norton H. Reamer*        Board        Chairman, Chief Executive Officer and a                  0                    0
     One International Place  Member;      Director of United Asset Management
     Boston, MA 02110         President    Corporation; Director, Partner or Trustee of
     3/21/35                  and          each of the Investment Companies of the Eaton
                              Chairman     Vance Group of Mutual Funds.
     -----------------------------------------------------------------------------------------------------------------------------
     Peter M. Whitman, Jr.*   Board        President and Chief Investment Officer  of               0                    0
     One Financial Center     Member       Dewey Square Investors Corporation since 1988;
     Boston, MA 02111                      Director and Chief Executive Officer of H.T.
     7/1/43                                Investors, Inc., formerly a subsidiary of
                                           Dewey Square.
     -----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Total
                                                                                                                 Compensation
                                                                                            Aggregate            From UAM
                              Position                                                      Compensation from    Funds Complex as
                              UAM                                                           Registrant as of     of December 31,
     Name, Address, DOB       Funds Trust  Principal Occupations During the Past 5 years    December 31, 1998    1998
     =============================================================================================================================
     William H. Park          Vice         Executive Vice President and Chief Financial             0                    0
     One International Place  President    Officer of United Asset Management Corporation.
     Boston, MA 02110
     9/19/47
     -----------------------------------------------------------------------------------------------------------------------------
     Gary L. French           Treasurer    President of UAMFSI and UAMFDI, formerly Vice            0                    0
     211 Congress Street                   President of Operations, Development and
     Boston, MA 02110                      Control of Fidelity Investments in 1995;
     7/4/51                                Treasurer of the Fidelity Group of Mutual
                                           Funds from 1991 to 1995.
     -----------------------------------------------------------------------------------------------------------------------------
     Michael E. DeFao         Secretary    Vice President and General Counsel of UAMFSI             0                    0
     211 Congress Street                   and UAMFDI; Associate Attorney of Ropes & Gray
     Boston, MA 02110                      (a law firm) from 1993 to 1995.
     2/28/68
     -----------------------------------------------------------------------------------------------------------------------------
     Robert R. Flaherty       Assistant    Vice President of UAMFSI; formerly Manager of            0                    0
     211 Congress Street      Treasurer    Fund Administration and Compliance of CGFSC
     Boston, MA 02110                      from 1995 to 1996; Senior Manager of Deloitte
                                           9/18/63 & Touche LLP from 1985 to 1995,
     -----------------------------------------------------------------------------------------------------------------------------
     Michael J. Leary         Assistant    Vice President of Chase Global Funds Services            0                    0
     73 Tremont Street        Treasurer    Company since 1993.  Manager of Audit at Ernst
     Boston, MA  02108                     & Young from 1988 to 1993.
     11/23/65
     -----------------------------------------------------------------------------------------------------------------------------
     Michelle Azrialy         Assistant    Assistant Treasurer of Chase Global Funds                0                    0
     73 Tremont Street        Secretary    Services Company since 1996.  Senior Public
     Boston, MA 02108                      Accountant with Price Waterhouse LLP from 1991
     4/12/69                               to 1994.

Code of Ethics

     The Fund has adopted a Code of Ethics that restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.



Principal Holders of Securities

     As of ____________, 1999, the members of the governing board and officers of the Fund as a group owned less than 1% of the Fund's outstanding shares.

     As of ____________, 1999, the following persons or organizations held of record or beneficially 5% or more of the shares of the portfolio:

                      Name and Address of Shareholder                   Percentage of Shares Owned                Class
     =============================================================================================================================
     -----------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------

     Any persons or organizations listed above as owning 25% or more of the outstanding shares of the portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the portfolio on any matter requiring the approval of shareholders of the portfolio.

Investment Advisory and Other Services


INVESTMENT ADVISER
--------------------------------------------------------------------------------

CONTROL OF ADVISER

     The adviser is located at 180 LaSalle Street, Suite 3600, Chicago, Illinios, 60601. The adviser is a subsidiary of UAM and provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals.

     UAM is a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized approximately 45 such affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their own leadership and individual investment philosophy and approach. Each UAM Affiliated Firm manages its own business independently on a day-to-day basis. Investment strategies employed and securities selected by UAM Affiliated Firms are separately chosen by each of them. Several UAM Affiliated Firms also act as investment advisers to separate series or portfolios of the UAM Funds complex.


Investment Advisory Agreement

     Service Performed by Adviser

     Pursuant to the Investment Advisory Agreement (Advisory Agreement) between the Fund, on behalf of the portfolio, and the adviser, the adviser has agreed to:

     . Manage the investment and reinvestment of the assets of the portfolio.

     . Continuously review, supervise and administer the investment program of the portfolio.

     . Determine in its discretion the securities the portfolio will buy or sell and the portion of its assets such portfolio will hold uninvested.


     Limitation of Liability

     In the absence of (1) willful misfeasance, bad faith, or gross negligence of the part of the adviser in the performance of its obligations and duties under the Advisory Agreement, (2) reckless disregard by the adviser of its obligations and duties under the Advisory Agreement, or (3) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Advisory Agreement.

     Continuing an Advisory Agreement

     Unless sooner terminated, an Advisory Agreement shall continue for periods of one year so long as such continuance is specifically approved at least annually (a) by a majority of those members of the governing board of the Fund who are not parties to the Advisory Agreement or interested persons of any such party and (b) by a majority of the governing board of the Fund or a majority of the shareholders of the portfolio. An Advisory Agreement may be terminated at any time by the Fund, without the payment of any penalty, by vote of a majority of the portfolio's shareholders on 60 days' written notice to the adviser. The adviser may terminate the Advisory Agreements at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. An Advisory Agreement will automatically and immediately terminate if it is assigned.

     Investment Advisory Fee

     For its services, the portfolio pays the adviser a fee in monthly installments at the annual rate of 0.75% of the first $100 million of the portfolio's average net assets, and 0.65% in excess of $100 million.

     Expense Limitation

     The adviser may voluntarily agree to limit the expenses of the portfolio. The adviser may further reduce its compensation to the extent that the expenses of the portfolio exceed such lower expense limitation as the adviser may, by notice to the portfolio, declare to be appropriate. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the Fund has a distribution plan, payments required under such plan. The prospectus describes the terms of any expense limitation that are in effect from time to time.


Philosophy and Style

     The adviser believes that, over the long term, publicly traded real estate securities' performance is determined by the underlying real estate assets, real estate market cycles and management's ability to operate and invest in these assets during each market cycle. The adviser's primary objective is to generate long-term, superior, risk-adjusted returns by identifying and investing in publicly traded real estate companies which demonstrate the highest probability of growing cash flow per share without undue risk to achieve such growth. As a value-oriented manager, The adviser is committed to a strategy of investing in companies which offer growth at a reasonable price.


DISTRIBUTORS
--------------------------------------------------------------------------------
     UAMFDI serves as the Fund's distributor. The Fund offers its shares continuously. While UAMFDI will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares. UAMFDI, an affiliate of UAM, is located at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFDI receives no compensation for its services as distributor of the Institutional Class Shares. In order to compensate financial services firms that sell the portfolio's Advisor Class Shares, any amounts UAMFSI may receive under the Service and Distribution Plan are passed through in their entirely to third parties. At the discretion of UAMFDI, the entire sales charge it receives for distribution of the Advisor Class Shares may at times be reallowed to authorized dealers responsible for the sale.

     ACG provides distribution services to the Fund with respect to Advisor Class shares. ACG sells Advisor Class Shares as agent for the Fund and has agreed to use all reasonable efforts to secure purchasers for the Advisor Class Shares and to pay expenses of printing and distributing prospectuses, statements of additional information, reports, and any other literature and advertising necessary to sell shares. ACG is located at 1661 Tice Valley Boulevard, #200, Walnut Creek, California 94592.


ADMINISTRATIVE SERVICES
-------------------------------------------------------------------------------

Administrator

     Pursuant to a Fund Administration Agreement with the Fund, UAMFSI manages, administers and conducts the general business activities of the Fund. As a part of its responsibilities, UAMFSI provides and oversees the provision by various third parties of administrative, fund accounting, dividend disbursing and transfer agent services for the Fund. UAMFSI, an affiliate of UAM, has its principal office at 211 Congress Street, Boston, Massachusetts 02110.

     UAMFSI will bear all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund will be borne by the Fund or other parties, including

     .        Taxes, interest, brokerage fees and commissions.

     . Salaries and fees of officers and members of the board who are not officers, directors, shareholders or employees of an affiliate of UAM, including UAMFSI, UAMFDI or the adviser.

     .        SEC fees and state Blue-Sky fees.

     .        EDGAR filing fees.

     .        Processing services and related fees.

     .        Advisory and administration fees.

     . Charges and expenses of pricing and data services, independent public accountants and custodians.

     .        Insurance premiums including fidelity bond premiums.

     .        Outside legal expenses.

     .        Costs of maintenance of corporate existence.

     . Typesetting and printing of prospectuses for regulatory purposes and for distribution to current shareholders of the Fund.

     . Printing and production costs of shareholders' reports and corporate meetings.

     .        Cost and expenses of Fund stationery and forms.

     .        Costs of special telephone and data lines and devices.

     .        Trade association dues and expenses.

     .        Any extraordinary expenses and other customary Fund expenses.

     Unless sooner terminated, the Fund Administration Agreement shall continue in effect from year to year provided the board specifically approves such continuance at least annually. The Board or UAMFSI may terminate the Fund Administration Agreement, without penalty, on not less than ninety (90) days' written notice. The Fund Administration Agreement shall automatically terminate upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ or associate with such person or persons as may be fit to assist them in the performance of the Fund Administration Agreement. Such person or persons may be officers and employees who are employed by both UAMFSI and the Fund. UAMFSI will pay such person or persons for such employment. The Fund will not incur any obligations with respect to such persons.


Sub-Administrator

     UAMFSI has subcontracted some of the its administrative and fund accounting services to CGFSC, an affiliate of The Chase Manhattan Bank, under a Mutual Funds Service Agreement dated October 26, 1998. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108.


Sub-Transfer Agent and Sub-Shareholder Servicing Agent

     UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. under an Agency Agreement between UAMFSI and DST Systems Inc. DST Systems, Inc., is located at P.O. Box 419534, Kansas City, Missouri 64141-6534.

     UAMSSC serves as sub-shareholder servicing agent for the Fund under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087.


Administrative Fees

     In exchange for administrative services, the portfolio pays a four-part fee to UAMFSI as follows:

     A. The portfolio specific fee to UAMFSI calculated from the aggregate net assets of the portfolio at the annual rate of 0.04%.

     B. An annual base fee that UAMFSI pays to CGFSC for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.039% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     The portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.


CUSTODIAN
-------------------------------------------------------------------------------
     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.


INDEPENDENT PUBLIC ACCOUNTANT
-------------------------------------------------------------------------------
     _____ LLP, ________ Boston, Massachusetts 02110, serves as independent accountant for the Fund.


SERVICE AND DISTRIBUTION PLANS
-------------------------------------------------------------------------------
     The Fund has adopted a Distribution Plan and a Shareholder Servicing Plan (the "Plans") for their Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act.


Shareholder Servicing Plan

     The Shareholder Servicing Plan (Service Plan) permits the Fund to compensate broker-dealers or other financial institutions (Service Agents) that have agreed with UAMFDI to provide administrative support services to Advisor Class shareholders that are their customers. Under the Service Plan, Advisor Class Shares may pay service fees at the maximum annual rate of 0.25% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. The Fund pays these fees out of the assets allocable to Advisor Class Shares to the Distributors, to the Service Agent directly or through UAMFDI. Each item for which a payment may be made under the Service Plan constitutes personal service and/or shareholder account maintenance and may constitute an expense of distributing Fund Advisor Class Shares as the SEC construes such term under Rule 12b-1.
     Services for which Advisor Class Shares may compensate Service Agents include:

     . Acting as the sole shareholder of record and nominee for beneficial owners.

     . Maintaining account records for such beneficial owners of the Fund's shares.

     .   Opening and closing accounts.

     . Answering questions and handling correspondence from shareholders about their accounts.

     .   Processing shareholder orders to purchase, redeem and exchange shares.

     . Handling the transmission of funds representing the purchase price or redemption proceeds.

     . Issuing confirmations for transactions in the Fund's shares by shareholders.

     . Distributing current copies of prospectuses, statements of additional information and shareholder reports.

     . Assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts.

     . Providing account maintenance and accounting support for all transactions.

     . Performing such additional shareholder services as may be agreed upon by the Fund and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.


Rule 12b-1 Distribution Plan

     The Distribution Plan permits the portfolio to pay UAMFDI or others for certain distribution, promotional and related expenses involved in marketing its Advisor Class Shares. Under the Distribution Plan, Advisor Class Shares may pay distribution fees at the maximum annual rate of 0.50% of the average daily net asset value of such shares held by the Service Agent for the benefit of its customers. These expenses include, among other things:

     .    Advertising the availability of services and products.

     . Designing materials to send to customers and developing methods of making such materials accessible to customers.

     .    Providing information about the product needs of customers.

     . Providing facilities to solicit Fund sales and to answer questions from prospective and existing investors about the Fund.

     . Receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information.

     .    Displaying and making available sales literature and prospectuses.

     . Acting as liaison between shareholders and the Fund, including obtaining information from the Fund and providing performance and other information about the Fund.

     In addition, the Advisor Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.


Fees Paid under the Service and Distribution Plans

     The Plans permit Advisor Class Shares to pay distribution and service fees at the maximum annual rate of 0.50% of the class' average daily net assets for the year. The Fund's governing board has limited the amount the Advisor Class may pay under the Plans to 0.25% of the class' average daily net assets for the year, and may increase such amount to the plan maximum at any time.

     The Fund will not reimburse UAMFDI or others for distribution expenses incurred in excess of the amount permitted by the Plans.

     Subject to seeking best price and execution, the Fund may buy or sell portfolio securities through firms that receive payments under the Plans. UAMFDI, at its own expense, may pay dealers for aid in distribution or for aid in providing administrative services to shareholders.


Approving, Amending and Terminating the Fund's Distribution Arrangements

     Shareholders of the portfolio have approved the Plans. The Plans also were approved by the governing board of the Fund, including a majority of the members of the board who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (Plan Members), by votes cast in person at meetings called for the purpose of voting on these Plans.


     Continuing the Plans


     The Plans continue in effect from year to year so long as they are approved annually by a majority of the Fund's board members and its Plan Members. To continue the Plans, the board must determine whether such continuation is in the best interest of the Advisor Class shareholders and that there is a reasonable likelihood of the Plans providing a benefit to the class. The board has determined that the Fund's distribution arrangements are likely to benefit the Fund and its shareholders by enhancing the Fund's ability to efficiently service the accounts of its Advisor Class shareholders.

     Amending the Plans

     A majority of the Fund's governing board and a majority of its the Plan Members must approve any material amendment to the Plans. Likewise, any amendment materially increasing the maximum percentage payable under the Plans must be approved by a majority of the outstanding voting securities of the Class, as well as by a majority of the Plan Members.

     Terminating the Plans

     A majority of the Plan Members or a majority of the outstanding voting securities of the Class may terminate the Plans at any time without penalty. In addition, the Plans will terminate automatically upon their assignment.


     Miscellaneous

     So long as the Plans are in effect, the non-interested board members will select and nominate the Plan Members of the Fund.

     The Fund and UAMFDI intend to comply with the Conduct Rules of the National Association of Securities Dealers relating to investment company sales charges. with these rules.

     Pursuant to the Plans, the board reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made.


Additional Non-12b-1 Shareholder Servicing Arrangements

     In addition to payments by the Fund under the Plans, UAM and any of its affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, the portfolio or any class of shares of the portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such services arrangements, when in effect, are made generally available to all qualified service providers. The adviser may also compensate its affiliated companies for referring investors to the portfolio.


SALES COMPENSATION
-------------------------------------------------------------------------------

Sales Charges

     Shareholders of the portfolio incur a sales charge when they purchase Advisor Class shares. The amount of the sales charge is contingent upon the amount of the shareholder's investment, as described in the table below. The reduced charges are applicable to purchases of at least $100,000. A group of "related investors" such as immediate family members, may received the reduced charge.



                                                         As a % of
              Your Investment                            Offering Price     As a % of Your Investment
              -----------------------------------------------------------------------------------------------
              Up to $99,999                              4.75%              4.99%
              -----------------------------------------------------------------------------------------------
              $100,000 to $249,999                       4.00               4.17
              -----------------------------------------------------------------------------------------------
              $250,000 to $499,999                       3.00               3.09
              -----------------------------------------------------------------------------------------------
              $500,000 to $999,999                       2.00               2.04
              -----------------------------------------------------------------------------------------------
              $1,000,000 and over                        1.00               1.01
              -----------------------------------------------------------------------------------------------

Letter of Intent

     Shareholders may purchase shares of the portfolio at a reduced sales charge by executing a letter of intent to purchase no less than $100,000 of shares of the portfolio within a 13-month period. The shareholder will be charged the sales charge applicable to each purchase made pursuant to a letter of intent as if the total dollar amount were being bought in a single transaction. Purchases made within a 90-day period prior to the letter of intent may be included in the minimum calculation; however, in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

     An shareholder may include toward completion of a letter of intent the current value of all of the shareholder's shares of the portfolio held of record as of the date of the letter of intent, plus the current value as of such date of all of such shares held by any "related person" as eligible to join with the investor in a single purchase.

     A letter of intent does not bind the investor to purchase the specified amount. Shares equivalent to 2% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the aggregate purchase specified under the Letter of Intent is completed, or if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.


Special Programs

     Shareholders may also purchase Advisor Class shares without a sales charge if they participate in one of the following special programs:

     . Purchase shares through a registered investment advisers exercising discretionary investment authority with respect to the purchase of portfolio shares


     .   If they are a Service Agent that charges account management fees.

     . If they are a registered representative or employee (and their spouses and minor children) of any Authorized Broker or Service Agent; trust departments of financial institutions; other investment companies in connection with the sale to the portfolio of cash and securities owned by such other investment companies.

     . If they established a separate account maintained by an insurance company that is exempt from registration under Section 3(c)(11) of the 1940 Act.

     . If they are a member of an organization that make recommendations to or permit group solicitations in connection with the purchase of shares of the Fund.

     . If they maintain an "eligible employee benefit plans" of employers who have at least 2,000 U.S. employees to whom such a plan is made available and, regardless of the number of employees, if such plan is established and maintained by any Authorized Broker or Service Agent. An "eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to the Distributor.

     Purchases may also be made at net asset value, without a sales charge, provided that such purchases are placed through a Service Agent and such purchases are made by the following:

     . Investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services.

     . Clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Service Agent; and

     . Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."


Additional Compensation to Dealers

     At the discretion of the Distributor, the entire sales charge it receives for distribution of the Advisor Class shares may at times be reallowed to authorized dealers responsible for the sale. When more than 90% of the sales charge is reallowed, such dealers may be deemed to be underwriters, as that term is defined in the Securities Act of 1933. The Distributor may also, at their own expense, provide additional compensation to dealers in connection with the sale of shares of the portfolio. This compensation may only be available to those dealers whose representatives have sold or are expected to sell significant amounts of shares of the portfolio. This compensation may include:

     . Financial assistance to dealers in connection with conferences, sales or training programs for their employees.

     .   Seminars for the public.

     . Advertising, sales companies and/or shareholder services and programs regarding the portfolio.

     .   Various other dealer-sponsored programs or events.

     . Travel expenses, including lodging, incurred in connection with trips taken by registered representatives and members of their families for meetings or seminars of a business nature.

     Dealers are not permitted to use sales of the portfolio's shares to qualify for this compensation to the extent prohibited by the laws of any state or any self-regulatory agency, such as the national Association of Securities Dealers, Inc., none of this additional compensation is paid for by the portfolio or its shareholders.



Brokerage Allocation and Other Practices


SELECTION OF BROKERS
-------------------------------------------------------------------------------
     The Advisory Agreement authorizes the adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the portfolio. The Advisory Agreement also directs the adviser to use its best efforts to obtain the best execution with respect to all transactions for the portfolio. The adviser may select brokers based on research, statistical and pricing services they provide to the adviser. Information and research provided by a broker will be in addition to, and not instead of, the services the adviser is required to perform under the Advisory Agreement. In so doing, the portfolio may pay higher commission rates than the lowest rate available when the adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the practice of the Fund to allocate brokerage or effect principal transactions with dealers based on sales of shares that a broker-dealer firm makes. However, the Fund may place trades with qualified broker-dealers who recommend the Fund or who act as agents in the purchase of Fund shares for their clients.


SIMULTANEOUS TRANSACTIONS
--------------------------------------------------------------------------------
     The adviser makes investment decisions for the portfolio independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The adviser strives to allocate such transactions among its clients, including the portfolio, in a fair and reasonable manner. Although there is no specified formula for allocating such transactions, the Fund's governing board periodically reviews the various allocation methods used by the adviser, and the results of such allocations.


BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------

Equity Securities

     Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.


Debt Securities

     Debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the portfolio executes transactions in the over-the-counter market, it will deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Capital Stock and Other Securities


DESCRIPTION OF SHARES AND VOTING RIGHTS
-------------------------------------------------------------------------------
     The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Board members have the power to designate one or more series (portfolios) or classes of shares of beneficial interest without further action by shareholders. The Trustees have authorized an additional class of shares known as Institutional Service Class Shares. As of the date of this SAI, no Institutional Service Class Shares have been offered by this portfolio.

     When issued and paid for, the shares of each series and class of the Fund are fully paid and nonassessable, and have no pre-emptive rights or preference as to conversion, exchange, dividends, retirement or other features. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of board members can elect 100% of the board if they choose to do so. On each matter submitted to a vote of the shareholders, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the members of the Fund's governing board.

     If the Fund is liquidated, the shareholders of each portfolio or any class thereof are entitled to receive the net assets belonging to that portfolio, or in the case of a class, belonging to that portfolio and allocable to that class. The Fund will distribute is net assets to its shareholders in proportion to the number of shares of that portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any portfolio or class thereof may be authorized at any time by vote of a majority of the members of the governing board.

     The governing board has authorized three classes of shares, Institutional, Institutional Service and Adviser. The three classes represent interests in the same assets of the portfolio and, except as discussed below, are identical in all respects. Unlike Institutional and Advisor Class Shares, Advisor Class Shares bear certain expenses related to shareholder servicing and the distribution of such shares and have exclusive voting rights with respect to matters relating to such distribution expenditures. The Advisor Class Shares impose a sales load on purchases. The classes also have different exchange privileges. The net income attributable to Advisor Class Shares and the dividends payable on Advisor Class Shares will be reduced by the amount of the shareholder servicing and distribution fees; accordingly, the net asset value of the Advisor Class Shares will be reduced by such amount to the extent the portfolio has undistributed net income.

     The Fund will not hold annual meetings except when required to by the 1940 Act or other applicable law.


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------
     The Fund tries to distribute substantially all of the net investment income of the portfolio and net realized capital gains so as to avoid income taxes on its dividends and distributions and the imposition of the federal excise tax on undistributed income and capital gains. However, the Fund cannot predict the time or amount of any such dividends or distributions.

     Distributions by the portfolio reduce its net asset value ("NAV"). A distribution that reduces the NAV of the portfolio below its cost basis is taxable as described in the prospectus of the portfolio, although from an investment standpoint, it is a return of capital. If you buy shares of the portfolio on or before the "record date" -- the date that establishes which shareholders will receive an upcoming distribution -- for a distribution, you will receive some of the money you invested as a taxable distribution.

     Unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically received in additional shares of the portfolio at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

     The portfolio will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. The portfolio will distribute its net capital gains to its investors, but will not offset (for federal income tax purposes) such gains against any net capital losses of another portfolio.



Purchase Redemption and Pricing of Shares

PURCHASE OF SHARES
--------------------------------------------------------------------------------
     Service Agents may enter confirmed purchase orders on behalf of their customers. If shares of the portfolio are purchased in this manner, the Service Agent must receive your investment order before the close of trading on the New York Stock Exchange (`NYSE') and transmit it to UAMSSC before the close of its business day to receive that day's share price. UAMSSC must receive proper payment for the order by the time the portfolio is priced on the following business day. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

     Purchases of shares of the portfolio will be made in full and fractional shares of the portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

     The Fund reserves the right in its sole discretion to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the portfolio's shares.


In-Kind Purchases

     If accepted by the Fund, shareholders may purchase shares of the portfolio in exchange for securities that are eligible for acquisition by the portfolio. Securities to be exchanged that are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by the portfolio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

     The Fund will not accept securities in exchange for shares of the portfolio unless:

     . At the time of exchange, such securities are eligible to be included in the portfolio (current market quotations must be readily available for such securities).

     . The investor represents and agrees that all securities offered to be exchanged are liquid securities and not subject to any restrictions upon their sale by the portfolio under the Securities Act of 1933, or otherwise.

     . The value of any such securities (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the portfolio will not exceed 5% of the net assets of the portfolio immediately after the transaction.

     Investors who are subject to Federal taxation upon exchange may realize a gain or loss for Federal income tax purposes depending upon the cost of securities or local currency exchanged. Investors interested in such exchanges should contact the adviser.


REDEMPTION OF SHARES
--------------------------------------------------------------------------------
     When you redeem, your shares may be worth more or less than the price you paid for them depending on the market value of the investments held by the portfolio.

By Mail

     .   Requests to redeem shares must include:

     .   Share certificates, if issued.

     . A letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered.

     .   Any required signature guarantees (see "SIGNATURE GUARANTEES").

     . Any other necessary legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.


By Telephone

     The following tasks cannot be accomplished by telephone:

     . Changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed).

     .   Redemption of certificated shares by telephone.

     The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include requiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent does not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that it reasonably believes to be genuine.


Redemptions-In-Kind

     If the governing board determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by the portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemptions.

     However, the Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the governing board believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth under "Valuation of Shares." A redeeming shareholder would normally incur brokerage expenses if these securities were converted to cash.


Signature Guarantees

     To protect your account, the Fund and its sub-transfer agent from fraud, signature guarantees are required for certain redemptions. The purpose of signature guarantees is to verify the identity of the person who has authorized a redemption from your account

     Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from the Fund's transfer agent. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program.

     The signature guarantee must appear either (1) on the written request for redemption, (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed, or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


Other Redemption Information

     Normally, the Fund will pay for all shares redeemed under proper procedures within one business day of and no more than seven days after the receipt of the request, or earlier if required under applicable law. The Fund may suspend the right of redemption or postpone the date at times when both the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

     The Fund may suspend redemption privileges or postpone the date of payment

     . During any period that both the NYSE and custodian bank are closed, or trading on the NYSE is restricted as determined by the Commission.

     . During any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the portfolio to dispose of securities owned by it, or to fairly determine the value of its assets.

     .   For such other periods as the Commission may permit.


EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------
     The exchange privilege is only available with respect to portfolios that are qualified for sale in the shareholder's state of residence. Exchanges are based on the respective net asset values of the shares involved. The Institutional Class and Advisor Class Shares of UAM Funds do not charge a sales commission or charge of any kind for exchanges.

     Neither the Fund nor any of its service providers will be responsible for the authenticity of the exchange instructions received by telephone. The governing board of the Fund may restrict the exchange privilege at any time. Such instructions may include limiting the amount or frequency of exchanges and may be for the purpose of assuring such exchanges do not disadvantage the Fund and its shareholders.


TRANSFER OF SHARES
--------------------------------------------------------------------------------
     Shareholders may transfer shares of the portfolio to another person by making a written request to the Fund. Your request should clearly identify the account and number of shares you wish to transfer. All registered owners should sign the request and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Signature Guarantees." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


VALUATION OF SHARES
--------------------------------------------------------------------------------
     The Fund does not price its shares on those days when the New York Stock Exchange is closed, which are currently: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.


Equity Securities

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the asked prices nor less than the bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

Debt Securities

     Debt securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Directors determines that amortized cost reflects fair value.


Other Assets

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the governing board.



Performance Calculations

     The portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of the method used to compute or express performance follows.

     Performance is calculated separately for Institutional Class and Advisor Class Shares. Dividends paid by the portfolio with respect to Institutional Class and Advisor Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service fees, distribution charges and any incremental transfer agency costs relating to Advisor Class Shares will be borne exclusively by that class.


TOTAL RETURN
--------------------------------------------------------------------------------
     Total return is the change in value of an investment in the portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cumulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

     The average annual total return of the portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each one, five and ten-year period and the deduction of all applicable Fund expenses on an annual basis. Since Advisor Class Shares bear additional service and distribution expenses, their average annual total return will generally be lower than that of the Institutional Class Shares.

     These figures are calculated according to the following formula:

         P (1 + T)/n/ = ERV

         Where:

         P     =   a hypothetical initial payment of $1,000

         T     =   average annual total return

         n     =   number of years

         ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

     For the periods ended December 31, 1998, the average annual total rates of return of the Institutional and Advisor Classes of the portfolio are as follows:

                                               One Year              Five Years           Since Inception        Inception Date
     ---------------------------------------------------------------------------------------------------------------------------
     Heitman Real Estate Portfolio
        Institutional Class Shares
     ---------------------------------------------------------------------------------------------------------------------------
        Advisor Class Shares

YIELD
--------------------------------------------------------------------------------
     Yield refers to the income generated by an investment in the portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

     The current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. Since Advisor Class Shares bear additional service and distribution expenses, their yield will generally be lower than that of the Institutional Class Shares.

     Yield is obtained using the following formula:

         Yield = 2[((a-b)/(cd)+1)/6/ - 1]

         Where:

         a =  dividends and interest earned during the period

         b = expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

         d = the maximum offering price per share on the last day of the period.


COMPARISONS
--------------------------------------------------------------------------------
     The portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further described in the SAI. This information may also be included in sales literature and advertising.

     To help investors better evaluate how an investment in the portfolio of the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages that may be used.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the]portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the portfolio to calculate its performance. In addition, there can be no assurance that the portfolio will continue this performance as compared to such other averages.



Taxes

     In order for the portfolio to continue to qualify for federal income tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income derived with respect to its business of investing in such securities or currencies, as applicable.

     The portfolio will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes. Shareholders will be advised on the nature of the payments.

     If for any taxable year the portfolio does not qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, all of the portfolio's taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In this event, the portfolio's distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular portfolio, and would be eligible for the dividends received deduction in the case of corporate shareholders. The portfolio intends to qualify as a "regulated investment company" each year.

     Dividends and interest received by the portfolio may give rise to withholding and other taxes imposed by foreign countries. These taxes would reduce the portfolio's dividends but are included in the taxable income reported on your tax statement if the portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deductions and credits for foreign taxes.



Expenses

                                         Investment          Investment                              Sub-
                                        Advisory Fees       Advisory Fees      Administrator      Administrator       Brokerage
                                            Paid               Waived           Fee (UAMFSI)       Fee (CGFSC)       Commissions
     ----------------------------------------------------------------------------------------------------------------------------
      Heitman Real Estate Portfolio
           1998
     ----------------------------------------------------------------------------------------------------------------------------
           1997
     ----------------------------------------------------------------------------------------------------------------------------
           1996


                                                    Distribution and Service Plan Expenses Paid During Fiscal Year Ended December
                                                                                       31, 1998
     ----------------------------------------------------------------------------------------------------------------------------
      Heitman Real Estate Portfolio
          Advisor Class

Financial Statements

     The financial statements for the portfolio for the fiscal year ended December 31, 1998, the financial highlights for the respective periods presented, and the report thereon by _____ LLP, the Fund's independent accountant, which appear in portfolio's 1998 Annual Report, are incorporated by reference into this SAI. No other parts are incorporated by reference herein. Copies of the 1998 Annual Report may be obtained free of charge by telephoning the UAM Funds at the telephone number appearing on the front page of this SAI.

                                    PART C
                                UAM FUNDS TRUST
                               OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used:

     PEA# = Post-Effective Amendment (pertinent numbers for each PEA are included after "PEA", e.g., PEA 3 means the third PEA under the Securities Act of 1933.)

Exhibit                                                                           Incorporated by
-------                                                                           Reference to (Location):
                                                                                  -----------------------
A. 1.      Declaration of Trust                                                   PEA 24
A. 2.      Certificate of Trust                                                   PEA 24
A. 3.      Certificate of Amendment to Certificate of Trust                       PEA 24
B.         By-Laws                                                                PEA 24, PEA 27
C.         Form of Specimen Share Certificate                                     PEA 24
D.         Investment Advisory Agreements                                         PEA 27
E. 1.      Distribution Agreement (UAM Funds Distributors, Inc.)                  PEA 24
E. 2.      Distribution Agreement (ACG Capital Corporation)                       PEA 17, PEA 19
F.         Trustees' and Officers' Contracts and Programs                         Not applicable
G. 1.      Global Custody Agreement                                               PEA 16
H. 1.      Fund Administration Agreement                                          PEA 27
H. 2.      Mutual Funds Service Agreement                                         PEA 16
I.         Opinions and Consents of Counsel                                       Not applicable
J.         Consent of Independent Auditors                                        Not applicable
K.         Other Financial Statements                                             Not applicable
L.         Purchase Agreement                                                     PEA 24
M. 1.      Distribution Plan                                                      PEA 24
M. 2.      Selling Dealer Agreement                                               PEA 24
M. 3.      Shareholder Services Plan                                              PEA 24
M. 4.      Service Agreement                                                      PEA 24
N.         Financial Data Schedule                                                Not applicable
O.         Amended and Restated Rule 18f-3 Multiple Class Plan                    PEA 24
P.         Powers of Attorney                                                     PEA 24, PEA 27

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                               File No.
-----------------                                                -------
Barrow, Hanley, Mewhinney & Strauss, Inc.                        801-31237
Cambiar Investors, Inc.                                          801-09538
Chicago Asset Management Company                                 801-20197
Dwight Asset Management Company                                  801-45304
First Pacific Advisors, Inc.                                     801-39512
Hanson Investment Management Company                             801-14817
Heitman/PRA Securities Advisors, Inc.                            801-48252
Jacobs Asset Management, L.P.                                    801-49790
Murray Johnstone International Ltd.                              801-34926
Pacific Financial Research, Inc.                                 801-54352
Tom Johnson Investment Management, Inc.                          801-42549

Name and Principal Business        Positions and Offices with Pell    Positions and Offices with Pell
----------------------------       -------------------------------    -------------------------------
Address                            Rudman Trust Company, N.A.         Rudman & Co., Inc.
-------                            -------------------------          ------------------
Jeffrey S. Thomas                  Director                           Chief Financial Officer of Pell,
100 Federal Street                                                    Rudman & Co., Inc.
Boston, Massachusetts

Edward I. Rudman                   Director                           Chairman and President of Pell,
100 Federal Street                                                    Rudman & Co., Inc.
Boston, Massachusetts

James S. McDonald                  Director                           Executive Vice President of Pell,
100 Federal Street                                                    Rudman & Co., Inc.
Boston, Massachusetts

Susan W. Hunnewell                 Director                           Senior Vice President of Pell,
100 Federal Street                                                    Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a) UAM Fund Distributors, Inc. ("UAMFDI") acts as distributor of the Registrant's shares. ACG Capital Corporation ("ACG") also acts as distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

     (b) The information required with respect to each Director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

     The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Transfer and Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank (The Chase Manhattan Bank 4 Chase MetroTech Center, Brooklyn, New York, 11245).

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the day of February 5, 1999.

                                    UAM FUNDS TRUST

                                    ________________________
                                    Michael E. DeFao
                                    Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 5/th/ day of February, 1999.

            *
___________________________
Norton H. Reamer, Chairman and President

            *
___________________________
John T. Bennett, Jr., Trustee

            *
___________________________
Nancy J. Dunn, Trustee

            *
___________________________
Philip D. English, Trustee

            *
___________________________
William A. Humenuk, Trustee

            *
___________________________
James P. Pappas, Trustee

            *
___________________________
Peter M. Whitman, Jr., Trustee


/s/ Gary L. French
------------------
Gary L. French, Treasurer


/s/ Michael E. DeFao
--------------------
* Michael E. DeFao
(Attorney-in-Fact)

                                UAM FUNDS TRUST

                                 EXHIBIT INDEX

Exhibit No.                        Description
----------                         -----------
B                                  By-Laws
D                                  Investment Advisory Agreements
H.1                                Fund Administration Agreement between UAM
                                   Fund Services, Inc. and the Registrant
P                                  Power of Attorney